Note 1 - Nature of Business and Liquidity	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Description of nature of business [text block]
1.	Nature of business and liquidity

The Company's principal business activity is the development and commercialization of IL-2, IL-4 and IL-13 Superkines and Empowered Superkines for the treatment of cancer, inflammation and immune-mediated diseases. Medicenna has four wholly owned subsidiaries, Medicenna Therapeutics Inc. (“MTI”) (British Columbia), Medicenna Biopharma Inc. (“MBI”) (Delaware), Medicenna Biopharma Inc. (“MBIBC”) (British Columbia) and Medicenna Australia PTY Ltd (“MAL”) (Australia). Medicenna is traded on both the Toronto Stock Exchange and the Nasdaq Capital Market (“Nasdaq”) under the symbol ‘’MDNA”.

As at March 31, 2023, the head and registered office is located at 2 Bloor St W, 7th Floor, Toronto, Ontario, Canada.

Since inception, the Company has devoted its resources to funding R&D programs, including securing intellectual property rights and licenses, conducting discovery research, manufacturing drug supplies, initiating preclinical and clinical studies, submitting regulatory dossiers and providing administrative support to R&D activities, which has resulted in an accumulated deficit of $81.0 million as of March 31, 2023. With current finance income only consisting of interest earned on excess cash, cash equivalents and marketable securities, losses are expected to continue while the Company’s R&D programs are advanced.

We currently do not earn any revenues from our product candidates and are therefore considered to be in the development stage. As required, the Company will continue to finance its operations through the sale of equity or pursue non-dilutive funding sources available to the Company in the future. The continuation of our research and development activities for bizaxofusp (formerly MDNA55), MDNA11 and the BiSKITs™ platform and the commercialization of bizaxofusp is dependent upon our ability to successfully finance and complete our research and development programs through a combination of equity financing and revenues from strategic partners. There is no guarantee of future financing and that our research and development activities associated with bizaxofusp, MDNA11 and the BiSKITs platform will be successful which may require a change in plans of the Company.  We have no current sources of revenues from strategic partners.

Management has forecasted that the Company’s current level of cash will be sufficient to execute its current planned expenditures through calendar Q3 2024.